Note 8 - Stock-based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes Tables
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Six Months Ended June 30,
	2020	2019
General and Administrative	$294	$260
Research and Development	82	162
	$376	$422

Share-based Payment Arrangement, Option, Activity [Table Text Block]
	Shares Available for Grant	Shares Underlying Options	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at January 1, 2020	19,549	1,744,811	$6.53	$1,047,197
Additional shares available to grant	1,300,000	-	-
Granted	(213,600)	213,600	4.98
Exercised	-	-	-
Cancelled	-	-	-
Forfeitures	-	-	-

Balance at June 30, 2020	1,105,949	1,958,411	$6.36	$1,706,156

	Shares Available for Grant	Shares Underlying Options	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at January 1, 2018	1,060,400	733,960	$9.79	$169,495
Granted	(404,000)	404,000	7.49
Exercised	-	(30,000)	2.20
Cancelled	-	-	-
Forfeitures	75,749	(75,749)	7.34

Balance at December 31, 2018	732,149	1,032,211	$8.90	$56,225
Granted	(733,400)	733,400	3.42
Exercised	-	-	-
Cancelled	-	-	-
Forfeitures	20,800	(20,800)	15.10

Balance at December 31, 2019	19,549	1,744,811	$6.53	$1,030,547

Share-based Payment Arrangement, Option, Exercise Price Range [Table Text Block]
			Outstanding, Vested and Expected to Vest			Options Vested and Exercisable
Per Share Exercise Price			Shares	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Options Exercisable	Weighted Average Remaining Contractual Life (Years)

$0.875	-	$1.10	26,360	2.50	$1.03	26,360	2.50
$2.275	-	$2.50	38,000	3.62	$2.46	38,000	3.62
$2.95	-	$3.70	774,100	7.82	$3.04	605,950	7.52
$4.95	-	$8.10	751,900	8.19	$6.24	563,500	7.65
$10.00	-	$10.10	54,000	7.05	$10.01	54,000	7.05
$15.10			314,051	5.91	$15.10	310,551	5.91

Totals			1,958,411	7.48	$6.36	1,598,361	7.07

			Outstanding, Vested and Expected to Vest			Options Vested and Exercisable
Per Share Exercise Price			Shares	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Options Exercisable	Weighted Average Remaining Contractual Life (Years)

$0.875	-	$1.10	26,360	3.00	$1.029	26,360	3.00
$2.275	-	$2.50	38,000	4.12	$2.464	38,000	4.12
$2.95	-	$3.70	774,100	8.32	$3.040	411,525	7.36
$4.50	-	$8.10	538,300	7.97	$6.742	506,500	7.92
$10.00	-	$10.10	54,000	7.55	$10.007	54,000	7.55
$15.10			314,051	6.41	$15.100	310,551	6.46

Totals			1,744,811	7.67	$6.526	1,346,936	7.19